Investment in a Joint Venture / Associate - Valuation of investment in Zenlabs (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of associates [line items]
Beginning Balance	€ 15,054
Ending Balance	13,597
Zenlabs
Disclosure of associates [line items]
Beginning Balance	15,054
Share of loss in a joint venture/ associate	(1,457)
Ending Balance	€ 13,597